RESTATEMENT OF THE PREVIOUSLY ISSUED AUDITED CONSOLIDATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2020
RESTATEMENT OF THE PREVIOUSLY ISSUED AUDITED CONSOLIDATED FINANCIAL STATEMENTS
Schedule of restatement of the previously issued audited consolidated financial statements

	As previously
	reported	Adjustments	Restated
	$	$	$
Statement of financial position
As of December 31, 2020
Property and equipment	7,250,846	346,144	7,596,990
Goodwill	18,647,498	(17,437,545)	1,209,953
Intangible assets	20,741,249	(19,736,335)	1,004,914
Total Assets	53,785,449	(36,827,736)	16,957,713
Deferred tax liability	4,166,946	(3,291,521)	875,425
Total Liabilities	12,543,145	(3,291,521)	9,251,624
Reserves	1,788,051	(33,900,850)	(32,112,799)
Accumulated deficit	(9,526,614)	358,766	(9,167,848)
Capital and reserves attributable to owners of Genius Group Ltd	40,991,019	(33,542,084)	7,448,935
Non-controlling interest	251,285	5,869	257,154
Total Stockholder’s Equity.	41,242,304	(33,536,215)	7,706,089
Total Liabilities and Stockholder’s Equity	53,785,449	(36,827,736)	16,957,713
As of December 31, 2019
Goodwill	9,988,857	(8,778,904)	1,209,953
Intangible assets.	6,165,712	(5,243,333)	922,379
Total assets	31,582,385	(14,022,237)	17,560,148
Deferred tax liability	1,317,779	(581,134)	736,645
Total liabilities	12,810,585	(581,134)	12,229,451
Reserves	(323,067)	(13,521,337)	(13,844,404)
Accumulated deficit	(6,130,926)	80,234	(6,050,692)
Capital and reserves attributable to owners of Genius Group Ltd	18,771,800	(13,441,103)	5,330,697
Total Stockholder’s Equity	18,771,800	(13,441,103)	5,330,697
Total Liabilities and Stockholder’s Equity	31,582,385	(14,022,237)	17,560,148
Statement of profit or loss and other comprehensive income
For the year ended December 31, 2020
Cost of Revenue	(4,703,841)	569,733	(4,134,108)
Gross profit	2,929,935	569,733	3,499,668
Loss from Operations	(3,250,582)	569,733	(2,680,849)
Loss Before Income Tax	(3,692,802)	569,733	(3,123,069)
Income tax benefit (expense)	216,086	(285,331)	(69,245)
Net (loss)	(3,476,716)	284,402	(3,192,314)
Non-controlling interest	(63,065)	5,869	(57,196)
Total Comprehensive (loss)	(1,347,635)	284,402	(1,063,233)
Basic and diluted earnings (loss) per share from continuing operations	(0.27)	0.02	(0.25)
For the year ended December 31, 2019
Cost of Revenue	(5,120,969)	96,667	(5,024,302)
Gross profit	4,828,088	96,667	4,924,755
Loss from Operations	(1,135,540)	96,667	(1,038,873)
Loss Before Income Tax	(1,215,676)	96,667	(1,119,009)
Income tax benefit (expense)	(94,877)	(16,433)	(111,310)
Net (loss)	(1,310,553)	80,234	(1,230,319)
Total Comprehensive Income (loss)	(1,618,725)	80,234	(1,538,491)
Basic and diluted earnings (loss) per share from continuing operations.	(0.15)	0.01	(0.14)
Statement of changes in equity
For the year ended December 31, 2020
Non-controlling interest.	251,285	5,869	257,154
Reserves	1,788,051	(33,900,850)	(32,112,799)
Accumulated losses	(9,526,614)	358,766	(9,167,848)
Total Equity	41,242,304	(33,536,215)	7,706,089
For the year ended December 31, 2019
Reserves.	(323,067)	(13,521,337)	(13,844,404)
Accumulated deficit	(6,130,926)	80,234	(6,050,692)
Total Equity	18,771,800	(13,441,103)	5,330,697
Statement of cash flows
For the year ended December 31, 2020
Net loss	(3,476,716)	284,402	(3,192,314)
Amortization of deferred tax liability	(166,396)	97,588	(68,808)
Deferred tax liability	(49,691)	187,743	138,052
Depreciation and amortization	2,140,326	(569,733)	1,570,593
Total adjustments to reconcile net loss to net cash used in
operating activities.	1,349,503	(284,402)	1,065,101
For the year ended December 31, 2019
Net loss before income tax	(1,310,553)	80,234	(1,230,319)
Amortization of deferred tax liability	(16,433)	16,433	—
Depreciation and amortization	1,358,775	(96,667)	1,262,108
Total adjustments to reconcile net loss to net cash used in operating activities	24,913	(80,234)	(55,321)